STOCK-BASED COMPENSATION PLANS Schedule of stock options outstanding and exercisable (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options Outstanding
Number of Options | shares	1,361,111
Weighted Average Remaining Option Life	2 years 4 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 17.27
Options Exercisable
Number Of options Exercisable (in shares) | shares	826,756
Weighted Average Exercise Price (in dollars per share)	$ 19.68
$8.46 - $12.73
Stock options outstanding and exercisable
Exercise price range, lower range limit	8.46
Exercise price range, upper range limit	$ 12.73
Options Outstanding
Number of Options | shares	258,201
Weighted Average Remaining Option Life	2 years 6 months
Weighted Average Exercise Price (in dollars per share)	$ 11.40
Options Exercisable
Number Of options Exercisable (in shares) | shares	139,893
Weighted Average Exercise Price (in dollars per share)	$ 11.42
$12.74 - $13.38
Stock options outstanding and exercisable
Exercise price range, lower range limit	12.74
Exercise price range, upper range limit	$ 13.38
Options Outstanding
Number of Options | shares	273,330
Weighted Average Remaining Option Life	3 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 12.99
Options Exercisable
Number Of options Exercisable (in shares) | shares	69,333
Weighted Average Exercise Price (in dollars per share)	$ 13.03
$13.39 - $16.23
Stock options outstanding and exercisable
Exercise price range, lower range limit	13.39
Exercise price range, upper range limit	$ 16.23
Options Outstanding
Number of Options | shares	269,416
Weighted Average Remaining Option Life	3 years 3 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 14.74
Options Exercisable
Number Of options Exercisable (in shares) | shares	101,628
Weighted Average Exercise Price (in dollars per share)	$ 15.93
$16.24 - $25.15
Stock options outstanding and exercisable
Exercise price range, lower range limit	16.24
Exercise price range, upper range limit	$ 25.15
Options Outstanding
Number of Options | shares	299,304
Weighted Average Remaining Option Life	1 year 4 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 21.09
Options Exercisable
Number Of options Exercisable (in shares) | shares	265,989
Weighted Average Exercise Price (in dollars per share)	$ 21.43
$25.16 - $25.82
Stock options outstanding and exercisable
Exercise price range, lower range limit	25.16
Exercise price range, upper range limit	$ 25.82
Options Outstanding
Number of Options | shares	260,860
Weighted Average Remaining Option Life	1 year 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 25.81
Options Exercisable
Number Of options Exercisable (in shares) | shares	249,913
Weighted Average Exercise Price (in dollars per share)	$ 25.81